Selected Statements Of Income Data (Financial Income And Other, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Selected Statements Of Income Data [Abstract]
Interest and amortization/accretion of premium/discount on marketable securities	$ 8,357	$ 8,889	$ 9,076
Gain on forward contracts	9,902
Realized gain on marketable securities	1,124	1,435	984
Interest	3,154	1,787	1,962
Foreign currency translation	1,725	927	1,283
Financial income, net	24,262	13,038	13,305
Realized loss on marketable securities	(333)	(238)	(1,062)
Interest	(930)	(250)	(705)
Foreign currency translation	(11,872)	(2,109)	(2,672)
Other	(1,109)	(1,306)	(1,154)
Financial expenses, net	(14,244)	(3,903)	(5,593)
Other expenses, net	(162)	(154)	(115)
Financial income and other, net	$ 9,856	$ 8,981	$ 7,597